Related parties	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Related parties

6. Related Parties

A. List of related parties

List of related parties that had transactions with the Company for the periods covered by the unaudited interim condensed financial statements as of June 30, 2026 and December 31, 2025 is as follows:

Relationship	Name of entity
Individual that has control over the Company (*1)	EUN JONG CHOI
Other related party (*2)	CUBEBIO Co., Ltd.

(*1)	The Company recognized “EUN JONG CHOI” as a related party as EUN JONG CHOI is a key management personnel member as the CEO of the Company, holding 100% of its equity share.
(*2)	The Company recognized “CUBEBIO Co., Ltd.” as a related party since EUN JONG CHOI, an individual who has control over the Company, was simultaneously the CEO of “CUBEBIO Co., Ltd.” through January 30, 2026. Effective January 30, 2026, JAEMYUNG KIM was appointed as the CEO of “CUBEBIO Co., Ltd.”

B. Account balances with related parties

Details of receivables and payables account balances with related parties as of June 30, 2026 and December 31, 2025 are as follows:

		June 30, 2026
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	54,058
Other related party	CUBEBIO Co., Ltd.	32,435	-
Total		$32,435	54,058

		December 31, 2025
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	52,918
Other related party	CUBEBIO Co., Ltd.	31,751	-
Total		$31,751	52,918

C. Financing transactions with related parties

Details of significant financing transactions with related parties for the six-months ended June 30, 2026 and 2025:

			2026
Related party	Name of entity	Account Name	January 1	Increase		Decrease	June 30
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$52,918	1,140	(*1)	-	54,058
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	31,751	684	(*2)	-	32,435

			2025
Related party	Name of entity	Account Name	January 1	Increase		Decrease	June 30
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$50,618	1,140	(*3)	-	51,758
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	30,371	684	(*4)	-	31,055

(*1)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the six months ended June 30, 2026.
(*2)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the six months ended June 30, 2026.
(*3)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the six months ended June 30, 2025.
(*4)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the six months ended June 30, 2025.

6. Related Parties

A. List of related parties

List of related parties that had transactions with the Company for the periods covered by the financial statements as of December 31, 2025 and 2024 is as follows:

Relationship	Name of entity
Individual that has control over the Company (*1)	EUN JONG CHOI
Other related party (*2)	CUBEBIO Co., Ltd.

(*1)	The Company recognized “EUN JONG CHOI” as a related party as EUN JONG CHOI is a key management personnel member as the CEO of the Company, holding 100% of its equity share.
(*2)	The Company recognized “CUBEBIO Co., Ltd.” as a related party as EUN JONG CHOI, an individual that has control over the Company, is simultaneously the CEO of “CUBEBIO Co., Ltd.”

B. Account balances with related parties

Details of receivables and payables account balances with related parties as of December 31, 2025 and 2024 are as follows:

		December 31, 2025
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	52,918
Other related party	CUBEBIO Co., Ltd.	31,751	-
Total		$31,751	52,918

		December 31, 2024
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	50,618
Other related party	CUBEBIO Co., Ltd.	30,371	-
Total		$30,371	50,618

C. Financing transactions with related parties

Details of significant financing transactions with related parties for the years ended December 31, 2025 and 2024 are as follows:

			2025
Related party	Name of entity	Account Name	January 1	Increase		Decrease	December 31
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$50,618	2,300	(*1)	-	52,918
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	30,371	1,380	(*2)	-	31,751
Total			$80,989	3,680		-	84,669

			2024
Related party	Name of entity	Account Name	September 24 (Inception)	Increase		Decrease	December 31
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$-	50,618	(*3)	-	50,618
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	-	30,371	(*4)	-	30,371
Total			$-	80,989		-	80,989

(*1)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the year ended December 31, 2025, which originally commenced in 2024 and was subsequently extended from 2025 to 2026.
(*2)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the year ended December 31, 2025, which originally commenced in 2024 and was subsequently extended from 2025 to 2026.
(*3)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the period from September 24, 2024 (inception), through December 31, 2024.
(*4)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the period from September 24, 2024 (inception), through December 31, 2024.

CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Related parties

25. Related parties

A.	List of related parties

List of related parties that had transactions with the Company for the periods covered by the unaudited interim condensed financial statements as of June 30, 2026 and December 31, 2025 is as follows:

Relationship	June 30, 2026	December 31, 2025
Entity that has significant influence over the Company (*1)	Well Core Co., Ltd. (“Well Core”)	Well Core Co., Ltd. (“Well Core”)
Entities controlled by Key Management Personnel (*2)	Dongsung D&C Co., Ltd. (“Dongsung D&C”), CubeBio Holdings., Ltd. (“CubeBio Holdings”)	Dongsung D&C Co., Ltd. (“Dongsung D&C”), CubeBio Holdings., Ltd. (“CubeBio Holdings”)
Other related parties	(*3)	(*3)

(*1)	Well Core Co., Ltd. (“Well Core”) is an entity that has significant influence over the Company.
(*2)	Dongsung D&C Co., Ltd. (“Dongsung D&C”) and CubeBio Holdings Co., Ltd. (“CubeBio Holdings”) are related parties as they are controlled by Yun Woo Choo and Eun Jong Choi, respectively, who are members of the Company’s key management personnel.
(*3)	Other related parties include a member of the key management personnel of the reporting entity, a close member of the person’s family, and an entity that is controlled or jointly controlled by such person.

B.	Transactions with related parties

Details of transactions with related parties for the six-month periods ended June 30, 2026 and 2025 are as follows:

			Six-month period ended June 30, 2026		Six-month period ended June 30, 2025
Related party	Name of entity		Interest income	Interest expenses	Interest income	Interest expenses
			(In thousands of Korean won)
Entity that has significant influence over the Company	Well Core	₩	-	11,973	-	715
Entities controlled by Key Management Personnel	Dongsung D&C		5,560	-	-	-
Entities controlled by Key Management Personnel	CubeBio Holdings		1,207	-	928	-
Key management personnel	Noh Bin Park		-	-	-	1,472
Key management personnel	Ho Sung Han		-	-	-	1,104
Key management personnel	Eun Jong Choi		3,194	-	3,194	-
Other related party	Gyung Ha Yu		-	-	-	1,218
Total		₩	9,961	11,973	4,122	4,509

C.	Account balances with related parties

Details of receivables and payables account balances with related parties as of June 30, 2026 and December 31, 2025 are as follows:

			June 30, 2026		December 31, 2025
Related party	Name of entity		Payables	Receivables	Payables	Receivables
			(In thousands of Korean won)
Entity that has significant influence over the Company	Well Core	₩	1,011,973	-	-	-
Entities controlled by Key Management Personnel	Dongsung D&C		1,280,000	326,856	-	221,295
Entities controlled by Key Management Personnel	CubeBio Holdings		-	55,859	-	45,564
Key management personnel	Eun Jong Choi (*)		5,235	179,229	24,855	176,035
Key management personnel	Yun Woo Choo		72,383	-	-	-
Other related party	Jung Gon Kim		1,900,000	-	300,000	-
Total		₩	4,269,591	561,944	324,855	442,894

(*)	The Company provided a loan to Eun Jong Choi, a director of the Company, who resigned as CEO on January 30, 2026. As of June 30, 2026, compensation payable to the director was recorded as other payable and remained unpaid. Pursuant to a mutual agreement between the Company and the director, the unpaid compensation is expected to be applied against the outstanding loan receivable from the director. As the offsetting has not been executed as of June 30, 2026, the loan receivable and other payable are presented on a gross basis.

D.	Financing transactions with related parties

Details of significant financing transactions with related parties for the six-month periods ended June 30, 2026 and 2025 are as follows:

			Six-month period ended June 30, 2026
Related party	Name of entity	Account	Beginning Balance	Increase	Decrease	Ending Balance
			(In thousands of Korean won)
Entity that has significant influence over the Company	Well Core	Borrowings	-	1,000,000	-	1,000,000
Entity that has significant influence over the Company	Well Core	Accrued expense	-	11,973	-	11,973
Entities controlled by Key Management Personnel	Dongsung D&C	Short-term loan receivable	220,000	100,000	-	320,000
Entities controlled by Key Management Personnel	Dongsung D&C	Short-term loan receivable	1,296	5,560	-	6,856
Entities controlled by Key Management Personnel	Dongsung D&C	Other payables- Advances received for allotment of common shares (*1)	-	1,280,000	-	1,280,000
Key management personnel	Eun Jong Choi	Short-term loan receivable	140,000	-	-	140,000
Key management personnel	Eun Jong Choi	Short-term loan receivable	36,035	3,194	-	39,229
Entities controlled by Key Management Personnel	CubeBio Holdings	Short-term loan receivable	43,047	8,902	-	51,949
Entities controlled by Key Management Personnel	CubeBio Holdings	Short-term loan receivable	2,517	1,393	-	3,910
Other related party	Jung Gon Kim	Other payable- Advances received for sale of treasury shares (*2)	300,000	1,600,000	-	1,900,000
Total			742,895	4,011,022	-	4,753,917

(*1)	The Company received an advance payment of KRW 1,280,000 thousand from Dongsung D&C in connection with a planned investment, which was recorded within other payables as of June 30, 2026, as no shares had been issued. Subsequent to the reporting date, the transaction was finalized as a third-party allotment of common shares, under which the advance payment will be applied as share subscription proceeds (refer to Note 29).
(*2)	On November 4, 2025, the Company entered into an agreement with Jung Gon Kim to dispose of 1,000,000 treasury shares at KRW 3,000 per share, for total consideration of KRW 3,000,000 thousand. The Company received a down payment of KRW 300,000 thousand in the prior year and an interim payment of KRW 1,600,000 thousand during the six-month period ended June 30, 2026. As the shares had not been transferred as of June 30, 2026, the cumulative amount received of KRW 1,900,000 thousand was recorded as other payable.

E.	Key management personnel compensation

The compensation for key management personnel for the six-month periods ended June 30, 2026 and 2025 is as follows:

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Short-term employee benefits	₩	177,950	245,000
Retirement benefit		18,422	23,951
Total	₩	196,372	268,951

The compensation for the Company’s key management personnel includes salaries and contributions to a post-employment defined benefit plan. Executive officers also participate in the Company’s share option plan.

29. Related parties

A.	Transactions with related parties

Details of transactions with related parties for the years ended December 31, 2025 and 2024 are as follows:

			2025		2024
			Interest	Interest	Interest	Interest
Related party	Name of entity		income	expenses	income	expenses
			(In thousands of Korean won)
Entity that has significant influence over the Company	Well Core(*1)	₩	-	783	567	3,882
Entities controlled by Key Management Personnel	Dongsung D&C(*2)		1,296	-	-	-
Entities controlled by Key Management Personnel	CubeBio Holdings., Ltd.		1,980	-	550	-
Key management personnel	Jae Myung Kim		-	-	-	62,234
Key management personnel	Noh Bin Park		-	2,060	-	3,358
Key management personnel	Ho Sung Han		-	2,171	-	2,519
Key management personnel	Eun Jong Choi		6,440	-	23,257	-
Other related party	Se Yoon Kim		-	-	-	16,594
Other related party	Gyung Ha Yu		-	1,775	-	2,068
Other related party	Jung Gon Kim		-	-	-	231,172
Total		₩	9,716	6,789	24,374	321,827

(*1)	Well Core Co., Ltd. (“Well Core”) is an entity that has significant influence over the Company.
(*2)	Dongsung D&C., Ltd. (“Dongsung D&C”) was identified as a related party because it is controlled by a member of the Company’s key management personnel.
(*3)	CubeBio Holdings., Ltd. (“CubeBio Holdings”) was recognized as entities controlled by key management personnel, as Eun Jong Choi, a key management personnel of the Company, has control over CubeBio Holdings., Ltd.

B.	Account balances with related parties

Details of receivables and payables account balances with related parties as of December 31, 2025 and 2024 are as follows:

			December 31, 2025		December 31, 2024
Related party	Name of entity		Payables	Receivables	Payables	Receivables
			(In thousands of Korean won)		(In thousands of Korean won)
Entities controlled by Key Management Personnel	Dongsung D&C	₩	-	221,295	-	-
Entities controlled by Key Management Personnel	CubeBio Holdings., Ltd.		-	45,564	-	44,650
Key management personnel	Eun Jong Choi (*)		24,855	176,035	-	169,595
Key management personnel	Noh Bin Park		-	-	16,738	-
Key management personnel	Ho Sung Han		-	-	12,553	-
Other related party	Jung Gon Kim		300,000	-	-	-
Other related party	Gyung Ha Yu		-	-	10,478	-
Total		₩	324,855	442,894	39,769	214,245

(*)	The Company provided a loan to Eun Jong Choi, the CEO of the Company, who resigned as CEO on January 30, 2026. As of December 31, 2025, compensation payable to the CEO was recorded as other payable and remained unpaid. Pursuant to a mutual agreement between the Company and the CEO, the unpaid compensation is expected to be applied against the outstanding loan receivable from the CEO.

C.	Changes in related party balances by account

Changes in related party balances by accounts for the years ended December 31, 2025 and 2024 are as follows:

			2025
Related party	Name of entity	Account	Beginning Balance	Increase	Decrease	Ending Balance
			(In thousands of Korean won)
Entity that has significant influence over the Company	Well Core	Borrowings	-	270,000	270,000	-
Entity that has significant influence over the Company	Dongsung D&C	Short-term loan receivable	-	220,000	-	220,000
Entity that has significant influence over the Company	Dongsung D&C	Short-term loan receivable	-	1,296	-	1,296
Key management personnel	Eun Jong Choi	Short-term loan receivable	140,000	-	-	140,000
Key management personnel	Eun Jong Choi	Short-term loan receivable	29,595	6,440	-	36,035
Entities controlled by Key Management Personnel	CubeBio Holdings., Ltd.	Short-term loan receivable	44,100	-	1,053	43,047
Entities controlled by Key Management Personnel	CubeBio Holdings., Ltd.	Short-term loan receivable	550	1,967	-	2,517
Key management personnel	Noh Bin Park	Bond with warrants (*1)	20,000	-	20,000	-
Key management personnel	Ho Sung Han	Bond with warrants (*1)	15,000	-	15,000	-
Other related party	Jung Gon Kim	Other payables	-	300,000	-	300,000
Other related party	Gyung Ha Yu	Bond with warrants (*1)	15,000	-	15,000	-
Total			264,245	799,703	321,053	742,895

(*1)	The amounts are presented in principal of bonds.

				2024
Related party	Name of entity	Account		Beginning Balance	Increase	Decrease	Ending Balance
				(In thousands of Korean won)
Entity that has significant influence over the Company	Well Core	Short-term loan receivable	₩	309,112	-	309,112	-
Entity that has significant influence over the Company	Well Core	Short-term Borrowings		-	400,000	400,000	-
Key management personnel	Eun Jong Choi	Short-term loan receivable		600,000	-	460,000	140,000
Key management personnel	Eun Jong Choi	Short-term loan receivable		6,338	23,257	-	29,595
Entities controlled by Key Management Personnel	CubeBio Holdings., Ltd.	Short-term loan receivable		-	44,100	-	44,100
Entities controlled by Key Management Personnel	CubeBio Holdings., Ltd.	Short-term loan receivable		-	550	-	550
Key management personnel	Jae Myung Kim	Bond with warrants (*1)		700,000	-	700,000	-
Key management personnel	Noh Bin Park	Bond with warrants (*1)		20,000	-	-	20,000
Key management personnel	Ho Sung Han	Bond with warrants (*1)		15,000	-	-	15,000
Other related party	Se Yoon Kim	Bond with warrants (*1)		210,000	-	210,000	-
Other related party	Gyung Ha Yu	Bond with warrants (*1)		15,000	-	-	15,000
Other related party	Jung Gon Kim(*2)	Bond with warrants (*1)		2,400,000	-	2,400,000	-
Total			₩	4,275,450	467,907	4,479,112	264,245

(*1)	The amounts are presented in principal of bonds.
(*2)	The Company recognized Jung Gon Kim as a related party as Jung Gon Kim is a close family member of Jae Myung Kim, a key management personnel.

D.	Key management personnel compensation

The compensation for key management personnel for the years ended December 31, 2025 and 2024 are as follows:

		2025	2024
		(In thousands of Korean won)
Short-term employee benefits	₩	453,226	402,519
Retirement benefit		48,434	30,292
Total	₩	501,660	432,811

The compensation for the Company’s key management personnel includes salaries and contributions to a post-employment defined benefit plan. Executive officers also participate in the Company’s share option plan.